Common Shares Excluded from Calculation of Net Loss Per Common Share (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	26,255,211	25,840,333
Options to purchase RXi common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	2,128,264	2,128,264
Common stock underlying Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	24,122,332	23,707,454
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	4,615	4,615